Financial Instruments and Risk Management - Summary of Maximum Credit Risk Exposure of Financial Assets (Detail) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of credit risk exposure [Line Items]
Maximum credit risk exposure	£ 7,630	£ 7,067	£ 8,474
Derivative Financial Assets [Member]
Disclosure of credit risk exposure [Line Items]
Maximum credit risk exposure	1,509	2,246	1,639
Investments [Member]
Disclosure of credit risk exposure [Line Items]
Maximum credit risk exposure	3,075	1,564	2,964
Trade and Other Receivable [Member]
Disclosure of credit risk exposure [Line Items]
Maximum credit risk exposure	2,518	2,729	2,875
Cash and Cash Equivalent [Member]
Disclosure of credit risk exposure [Line Items]
Maximum credit risk exposure	£ 528	£ 528	£ 996